NOTE 4 – PREPAID AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
NOTE 4 - PREPAID AND OTHER CURRENT ASSETS - Schedule of Prepaid and Other Current Assets
	June 30,	December 31,
	2023	2022
Other receivable	$153,918	$120,139
Prepaid expenses	14,040	26,600
Advance payment	21,000	21,000
Tax receivable	402	389
Deposit for acquisition of asset	362,000	357,500
Security deposit	20,000	20,000
Total prepaid and other current assets	$571,360	$545,628

	December 31,	December 31,
	2022	2021
Subscription receivable	$—	$100,000
Other receivable	120,139	143,187
Prepaid expenses	26,600	23,320
Advance payment	21,000	—
Tax receivable	389	603
Deposit for acquisition of asset	357,500	—
Security deposit	20,000	—
Total prepaid and other current assets	$545,628	$267,110